Taxes (Details) - Schedule of taxes payable - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Taxes Payable [Abstract]
Income tax payable	$ 1,054,177	$ 935,630
Value added tax payable	54,296	40,604
Other taxes payable	11,128	7,636
Total	$ 1,119,601	$ 983,869